CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 17,332	$ 17,332
Prepaid expenses	362	362
Total Current Assets	17,694	17,694
Non-Current Assets
Equipment, net of accumulated depreciation of $2,484 and $1,146, respectively	10,548	10,548
Investment in properties	31,404	31,404
Loan receivable	3,500	3,500
Mining rights	100,000	100,000
Other assets	40,000	40,000
TOTAL ASSETS	203,146	203,146
Current Liabilities
Accounts payable and accrued liabilities	236,298	236,298
Accounts payable and accrued interest--related parties	193,348	193,348
Short-term convertible debt	118,915	118,915
Derivative liability	62,167	62,167
Total Current Liabilities	610,728	610,728
Non-Current Liabilities
Make whole liability	583,500	583,500
Total Liabilities	1,194,228	1,194,228
Stockholders' Deficit:
Preferred stock $0.001 par value (shares authorized-20,000,000; 10,000,000 shares undesignated) Series A Convertible: 10,000,000 shares designated; 10,000,000 shares issued and outstanding at June 30, 2014 and at December 31, 2013	10,000	10,000
Preferred stock, $0.001 par value (shares authorized-10,000,000; -0- shares undesignated) Series B Convertible: 10,000,000 shares designated; 1,500,000 shares issued and outstanding at June 30, 2014 and at December 31, 2013	1,500	1,500
Common stock $0.001 par value (shares authorized-500,000,000); 89,966,809 shares issued and outstanding at June 30, 2014 and 82,400,142 at December 31, 2013	89,967	89,967
Additional paid-in capital	25,224,932	25,224,932
Deficit accumulated	(26,317,481)	(26,317,481)
Total Stockholders' Deficit	(991,082)	(991,082)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 203,146	$ 203,146